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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 08/14/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
                    CONFIDENTIAL TREATMENT EXPIRED ON 08/14/02

        DUE TO A TECHNICAL ISSUE, THE FOLLOWING ITEMS WERE INADVERTENTLY
                      MISSING FROM THE PREVIOUS AMENDMENT


          Report for the Calendar Year or Quarter Ended June 30, 2001

If amended report check here:      |x|                    Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |x| adds new holding
                                       entries.

Goldman Sachs Group, Inc. (The)
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

85 Broad St.                    New York             NY             10004
--------------------------------------------------------------------------------
Business Address  (Street)       (City)            (State)          (Zip)


13F File Number: 28-04981

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Roger S. Begelman      Vice President, Director of Compliance    (212) 902-1469
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Roger S. Begelman
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            New York NY, February 4, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ x ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.




SUMMARY PAGE

Report Summary:

                                             2
Number of Other Included Managers:      ____________
                                         7
Form 13F Information Table Entry Total: _____________
                                          37,113.70
Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:
   ------------- ---------------------
1.  28-04981     Goldman, Sachs & Co.
   ------------- ---------------------
2.  28-05109     Goldman Sachs International
   ------------- ---------------------


                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1


ITEM 1                         ITEM 2           ITEM 3      ITEM 4     ITEM 5    ITEM 6          ITEM 7       ITEM 8

                                                                                                         VOTING AUTHORITY
                                                      FAIR
                                        TITLE         MARKET       SHARES OR     SH/  Put/  Inv   Other
NAME OF ISSUER                           OF   CUSIP   VALUE        PRINCIPAL     PRN  Call  Dsc   Mana-  SOLE    SHARED  NONE
                                        CLASS NUMBER  (x$1000)     AMOUNT        (A)  (B)   (C)   gers   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------

AQUILA INC.                             CMN   03840J106   8,627.50      350,000   SH        DEF    1     350,000
CROSSWAVE COMMUNICATIONS INC.           ADR   227686102   8,862.92    3,939,077   SH        DEF    1   3,939,077
INVERNESS MED. TECHNOLOGY INC.          CMN   461268104  10,667.10      288,300   SH        DEF    1     288,300
MOMENTUM BUSINESS APPLICATIONS INC.     CMN   60877P108   2,720.00      200,000   SH        DEF    1     200,000
ROSETTA INPHARMATICS, INC.              CMN   777777103   1,260.18       81,302   SH        DEF    2      81,302
TELECOM HOLDERS TRUST                   PUT   87927P9WJ     260.00      100,000   SH        DEF    1     100,000
UTILITIES HOLDERS TRUST                 CMN   918019100   4,716.00       45,000   SH        DEF    1      45,000
